Vector Variable Annuity
                           Vector II Variable Annuity

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                       Supplement dated December 28, 2007
                    to Prospectuses dated September 1, 2007 &
                       Supplements dated November 2, 2007.


This supplement will alter the prospectuses and supplements listed above in the following manner:

On page two of the prospectuses listed above under "Separate Account Investment Portfolios" the following name changes are effective as of December 28, 2007.

ProFund VP OTC* changes its name to ProFund VP NASDAQ-100*
ProFund VP UltraOTC* changes its name to ProFund VP UltraNASDAQ-100*
ProFund VP Short OTC* changes its name to ProFund VP Short NASDAQ-100*
ProFund VP UltraShort OTC* changes its name to ProFund VP UltraShort NASDAQ-100*

Under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "Investment Policies Of The Funds' Portfolios" the following name changes are effective as of December 28, 2007.

ProFund VP OTC* changes its name to ProFund VP NASDAQ-100*
ProFund VP UltraOTC* changes its name to ProFund VP UltraNASDAQ-100*
ProFund VP Short OTC* changes its name to ProFund VP Short NASDAQ-100*
ProFund VP UltraShort OTC* changes its name to ProFund VP UltraShort NASDAQ-100*